Significant Accounting Policies - Employee pension plans (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Significant Accounting Policies [Abstract]
Defined contribution pension expense	$ 5.5	$ 5.2
Surplus (deficit) in plan	$ (0.7)	$ 0.3